Accrued Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Ambulnz, Inc. [Member]
Accrued Liabilities [Line Items]
Accrued Liabilities

7. Accrued Liabilities

Accrued liabilities consisted of the following at the dates indicated:

	June 30, 2021	December 31, 2020
Accrued lab fees	$7,963,142	$4,267,665
Accrued payroll	6,548,006	2,409,105
Medicare advance	1,945,814	2,397,024
FICA/Medicare liability	1,793,551	1,793,551
Accrued general expenses	6,250,514	1,437,684
Accrued fuel and maintenance	494,695	181,195
Accrued workers compensation	120,426	538,897
Other current liabilities	57,657	50,000
Accrued legal fees	1,251,463	1,172,425
Credit card payable	50,804	6,892
Deferred rent	—	—
Total accrued liabilities	$26,476,072	$14,254,438

7. Accrued Liabilities

Accrued liabilities consisted of the following at the dates indicated:

	December 31, 2020	December 31, 2019
Accrued laboratory fees	$4,267,665	$—
Accrued payroll	2,409,105	3,060,252
Medicare advance	2,397,024	—
FICA/Medicare liability	1,793,551	—
Accrued general expenses	1,437,684	354,082
Accrued fuel and maintenance	181,195	43,291
Accrued workers compensation	538,897	881,456
Other current liabilities	50,000	—
Accrued legal fees	1,172,425	97,425
Credit card payable	6,892	151,281
Total accrued liabilities	$14,254,438	$4,587,787